Note 2 - Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Available for Sale Securities Pledged as Collateral, Book Value	$ 57,378,710	$ 60,222,048
Available-for-sale Securities, Gross Realized Gains		168,306	1,505,915	275,125
Available-for-sale Securities, Gross Realized Losses		0	0	0
Available for Sale Securities Gross Realized Gain (Loss) Tax Effect	62,273	557,188	101,796
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	$ 30,121,495	$ 29,766,876
Percentage of Securities in Continuous Unrealized Loss Position to Total Investment Portfolio	29.00%	37.00%